Segmentation of key figures (Details 1) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		$ 48,659	$ 47,445	$ 44,751
Sales to continuing and discontinued segments			53	82
Net sales from continuing operations		48,659	47,498	44,833
Other revenues		1,239	1,179	1,266
Cost of goods sold		(15,121)	(14,425)	(14,510)
Gross profit from continuing operations		34,777	34,252	31,589
Selling, general and administration		(14,197)	(14,369)	(13,717)
Research and development		(8,980)	(9,402)	(8,489)
Other income		1,742	2,031	1,629
Other expense		(3,190)	(3,426)	(2,609)
Operating income from continuing operations		10,152	9,086	8,403
Income from associated companies		673	659	6,438
Interest expense		(869)	(850)	(932)
Other financial income and expense		(78)	45	186
Income before taxes from continuing operations		9,878	8,940	14,095
Taxes		(1,807)	(1,793)	(1,295)
Net income from continuing operations		8,071	7,147	12,800
Net income/loss from discontinued operations before gain on distribution			(101)	(186)
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691		4,691
Net income/loss from discontinued operations			4,590	(186)
Net income		8,071	11,737	12,614
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		39,013	37,714	34,892
Sales to continuing and discontinued segments		792	783	741
Net sales from continuing operations		39,805	38,497	35,633
Other revenues		1,018	1,092	1,188
Cost of goods sold		(10,927)	(10,050)	(9,870)
Gross profit from continuing operations		29,896	29,539	26,951
Selling, general and administration		(11,657)	(11,617)	(10,907)
Research and development		(8,118)	(8,152)	(7,675)
Other income		922	1,586	977
Other expense		(1,871)	(2,069)	(1,475)
Operating income from continuing operations		9,172	9,287	7,871
Income from associated companies		1	1	1
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		9,646	9,731	9,859
Sales to continuing and discontinued segments		189	141	177
Net sales from continuing operations		9,835	9,872	10,036
Other revenues		53	63	62
Cost of goods sold		(5,252)	(5,334)	(5,530)
Gross profit from continuing operations		4,636	4,601	4,568
Selling, general and administration		(2,076)	(2,218)	(2,305)
Research and development		(862)	(1,250)	(814)
Other income		176	167	505
Other expense		(831)	(749)	(622)
Operating income from continuing operations		1,043	551	1,332
Income from associated companies		2	2	5
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Sales to continuing and discontinued segments		(981)	(871)	(836)
Net sales from continuing operations		(981)	(871)	(836)
Other revenues		168	24	16
Cost of goods sold		1,058	959	890
Gross profit from continuing operations		245	112	70
Selling, general and administration		(464)	(534)	(505)
Other income		644	278	147
Other expense		(488)	(608)	(512)
Operating income from continuing operations		(63)	(752)	(800)
Income from associated companies		$ 670	$ 656	$ 6,432